Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 173	$ 150	$ 224
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	5 years
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)	742,941
New options awarded (in shares)	0
Expired options (in shares)	0
Options forfeited (in shares)	(11,750)
Exercised options (in shares)	(176,550)	(784,000)	(241,000)
Ending balance (in shares)	554,641	742,941
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)	458,891
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share)	$ 6.78
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	0
Options forfeited (in dollars per share)	0
Exercised options (in dollars per share)	7.13
Ending balance (in dollars per share)	$ 6.65	$ 6.78
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	5 years 6 months
Exercisable options, weighted average exercise price (in dollars per share)	$ 6.64
Weighted average remaining contractual life, exercisable outstanding	5 years 3 months 18 days
Intrinsic value of outstanding stock options	$ 144
Intrinsic value of vested stock options	$ 140
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 173	$ 150	$ 224
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,300,000
2010 Employee Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,400,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000
2010 Directors Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000